14 Subsidiaries	12 Months Ended
Dec. 31, 2020
Subsidiaries
Subsidiaries
14	Subsidiaries

The subsidiaries of Midatech Pharma plc, all of which are 100% owned, either directly or through subsidiaries where indicated, and have been included in these financial statements in accordance with the details set out in the basis of preparation and basis of consolidation note 1, are as follows:

Name	Registered Office	Nature of Business	Notes
Midatech Limited	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA	Trading company
Midatech Pharma (España) SL	Parque Tecnológico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	In liquidation	(a)
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)
Midatech Pharma (Wales) Limited	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA	Trading company
Midatech Pharma PTY		Dissolved - 2020	(c)

Notes:

(a)   Wholly owned subsidiary of Midatech Limited.

(b)   PharMida AG became dormant in January 2016.

(c)   Midatech Pharma PTY was incorporated on 16 February 2015 and dissolved November 2020.